Shareholder Report	12 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Western Asset Funds, Inc.
Entity Central Index Key	0000863520
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class A
Trading Symbol	WAUAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$105	1.02%
[1]
Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of Western Asset Total Return Unconstrained Fund returned 5.03%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	5.03	-0.46	0.97
Class A (with sales charge)	1.12	-1.33	0.53
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 232,728,246
Holdings Count | $ / shares	403	[2]
Advisory Fees Paid, Amount	$ 1,428,485
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
[2]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class C
Trading Symbol	WAUCX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$179	1.75%
[3]
Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of Western Asset Total Return Unconstrained Fund returned 4.30%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	4.30	-1.13	0.29
Class C (with sales charge)	3.30	-1.13	0.29
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 232,728,246
Holdings Count | $ / shares	403	[4]
Advisory Fees Paid, Amount	$ 1,428,485
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
[4]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class FI
Trading Symbol	WARIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$104	1.01%
[5]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class FI shares of Western Asset Total Return Unconstrained Fund returned 5.01%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class FI (without sales charge)	5.01	-0.45	0.99
Class FI (with sales charge)	5.01	-0.45	0.99
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 232,728,246
Holdings Count | $ / shares	403	[6]
Advisory Fees Paid, Amount	$ 1,428,485
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
[6]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class I
Trading Symbol	WAARX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.74%
[7]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class I shares of Western Asset Total Return Unconstrained Fund returned 5.33%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.33	-0.13	1.30
Class I (with sales charge)	5.33	-0.13	1.30
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 232,728,246
Holdings Count | $ / shares	403	[8]
Advisory Fees Paid, Amount	$ 1,428,485
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
[8]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class IS
Trading Symbol	WAASX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$66	0.64%
[9]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class IS shares of Western Asset Total Return Unconstrained Fund returned 5.46%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class IS (without sales charge)	5.46	-0.03	1.39
Class IS (with sales charge)	5.46	-0.03	1.39
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 232,728,246
Holdings Count | $ / shares	403	[10]
Advisory Fees Paid, Amount	$ 1,428,485
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
[10]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Western Asset Total Return Unconstrained Fund
Class Name	Class R
Trading Symbol	WAURX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.34%
[11]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R shares of Western Asset Total Return Unconstrained Fund returned 4.60%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index and the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 1.31% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Yield-curve positioning, as the Fund was short the belly of the curve for the majority of the period (through the first quarter of 2024) and 10-year yields rose more than shorter- and longer-dated yields where the Fund had long duration exposure

↑	Allocation to emerging market (EM) debt, driven by the Fund’s local currency sovereign exposure
↑	Investment-grade (IG) credit exposure as spreads tightened

Top detractors from performance:
↓	Duration exposure, as U.S. Treasury (UST) yields rose over the reporting period
↓	Developed market government exposure, driven by a short Japanese versus long U.S. rates position, as well as a strengthening U.S. dollar (USD)
↓	EM currency exposure, as the USD strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield curve exposure, which provided a positive impact on performance. Credit default swaps (CDS) on IG and high-yield indices, as well as options on CDS, were used to manage credit exposures and had a negative impact on performance, while currency derivatives used to manage currency exposure had a slightly negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	4.60	-0.70	0.74
Class R (with sales charge)	4.60	-0.70	0.74
Bloomberg U.S. Aggregate Index	1.31	-0.17	1.26
ICE BofA 3-Month U.S. Treasury Bill Index	5.45	2.12	1.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.

Net Assets	$ 232,728,246
Holdings Count | $ / shares	403	[12]
Advisory Fees Paid, Amount	$ 1,428,485
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$232,728,246
Total Number of Portfolio Holdings*	403
Total Management Fee Paid	$1,428,485
Portfolio Turnover Rate	133%
[12]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective as of May 1, 2024, the Fund’s named portfolio management team consists of S. Kenneth Leech, Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at 877-6LM-FUND/656-3863 or prospectus@franklintempleton.com.

Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased option contracts, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased option contracts, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased option contracts, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased option contracts, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased option contracts, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased option contracts, if any.